

SUSQUEHANNA TRUST & INVESTMENT COMPANY
P.O. BOX 309
1060 MAIN ST
BLUE BALL, PA 17506

July 21, 2010

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [_]; Amendment Number:
                                               ----------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Susquehanna Trust & Investment Co
Address: P.O. Box 309
Blue Ball, PA 17506

Form 13F File Number: 28-10422

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert R. Magill
Title: Sr. V.P.
Phone: (717) 354-3531

Signature, Place, and Date of Signing:


   /s/ Robert R. Magill           Blue Ball, PA
--------------------------  -------------------------  -------------------------
        [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   -----------------------
28-06587               Susquehanna Bancshares

[Repeat as necessary.]

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Report Summary:

Number of Other Included Managers:             1
Form 13F Information Table Entry Total:      120
Form 13F Information Table Value Total: $268,456 (thousands)

List of Included Managers:

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
   REPORT PTR289 36 SUSQUEHANNA TRUST & INVESTMENT CO SECURITIES AND EXCHANGE COMMISSION FORM 13F  7/20/2010  PAGE 1
                                                ASSETS AS OF 06/30/10
                                                REQUESTED MODEL: BNK
                                             FOR PRINT LOCATION CODE: LI

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
   REPORT PTR289 36 SUSQUEHANNA TRUST & INVESTMENT CO SECURITIES AND EXCHANGE COMMISSION FORM 13F  7/20/2010  PAGE 1
                                                   AS OF 06/30/10

             COL1                 COL2         COL3     COL4      COL5            COL6      COL7          COL8
-----------------------------------------------------------------------------------------------------------------------
                                                                                INVESTMENT
                                                                                DISCRETION          VOTING AUTHORITY
                                                       MARKET             ---------------------- ----------------------
           NAME OF             TITLE OF                 VALUE  SHS OR     PUT  SOLE SHR OTH  OTH   SOLE  SHARED   NONE
           ISSUER               CLASS         CUSIP   (X$1000) PRN AMT    CALL  (A) (B) (C)  MGR    (A)    (B)    (C)
-----------------------------------------------------------------------------------------------------------------------
FOSTER WHEELER AG            COM            H27178104    2,252 106,910 SH       X                106,910
FOSTER WHEELER AG            COM            H27178104       38   1,800 SH                X           900            900
AT&T INC                     COM            00206R102    8,181 338,216 SH       X                338,216
AT&T INC                     COM            00206R102      426  17,628 SH                X        14,628          3,000
ABBOTT LABS                  COM            002824100    6,348 135,700 SH       X                135,700
ABBOTT LABS                  COM            002824100      232   4,950 SH                X         3,350          1,600
ADVENT CLAYMORE ENH GRW & IN COM            00765E104      115  11,190 SH                X        11,190
ALLIED IRISH BKS P L C       SPON ADR ORD   019228402       34  15,607 SH       X                 15,607
ALLIED IRISH BKS P L C       SPON ADR ORD   019228402       32  14,772 SH                X        14,772
ARCHER DANIELS MIDLAND CO    COM            039483102    6,883 266,585 SH       X                266,585
ARCHER DANIELS MIDLAND CO    COM            039483102      266  10,300 SH                X         6,500          3,800
BANK OF AMERICA CORPORATION  COM            060505104      157  10,922 SH       X                 10,922
BANK OF AMERICA CORPORATION  COM            060505104       31   2,152 SH                X         2,152
BARRICK GOLD CORP            COM            067901108    8,513 187,464 SH       X                187,464
BARRICK GOLD CORP            COM            067901108      332   7,313 SH                X         5,070          2,243
BLACKLIGHT POWER INC                        107003998      205      29 SH       X                     29
BRISTOL MYERS SQUIBB CO      COM            110122108    6,768 271,383 SH       X                271,383
BRISTOL MYERS SQUIBB CO      COM            110122108      311  12,475 SH                X         9,675          2,800
CAMECO CORP                  COM            13321L108    3,932 184,778 SH       X                184,778
CAMECO CORP                  COM            13321L108      169   7,925 SH                X         6,925          1,000
CAMPBELL SOUP CO             COM            134429109      207   5,791 SH       X                  5,791
CENTRAL FD CDA LTD           CL A           153501101   12,994 862,275 SH       X                862,275
CENTRAL FD CDA LTD           CL A           153501101      417  27,650 SH                X        22,650          5,000
CHEVRON CORP NEW             COM            166764100    5,107  75,264 SH       X                 75,264
CHEVRON CORP NEW             COM            166764100      249   3,663 SH                X         2,537          1,126
CISCO SYS INC                COM            17275R102    2,329 109,275 SH       X                109,275
CISCO SYS INC                COM            17275R102       70   3,300 SH                X         1,300          2,000
COCA COLA CO                 COM            191216100    8,246 164,520 SH       X                164,520
COCA COLA CO                 COM            191216100      410   8,185 SH                X         6,585          1,600
COLGATE PALMOLIVE CO         COM            194162103    3,805  48,315 SH       X                 48,315
COLGATE PALMOLIVE CO         COM            194162103      152   1,925 SH                X         1,075            850
CONOCOPHILLIPS               COM            20825C104    3,766  76,724 SH       X                 76,724
CONOCOPHILLIPS               COM            20825C104      246   5,005 SH                X         4,005          1,000
DEERE & CO                   COM            244199105    3,761  67,555 SH       X                 67,555
DEERE & CO                   COM            244199105      318   5,704 SH                X         4,750            954
EATON VANCE TX MGD DIV EQ IN COM            27828N102      119  11,010 SH                X        11,010
EXELON CORP                  COM            30161N101      870  22,915 SH       X                 22,915
EXELON CORP                  COM            30161N101      182   4,800 SH                X         3,600          1,200
EXXON MOBIL CORP             COM            30231G102    5,057  88,617 SH       X                 88,617
EXXON MOBIL CORP             COM            30231G102    1,370  23,998 SH                X        22,097          1,901
FLUOR CORP NEW               COM            343412102    2,797  65,800 SH       X                 65,800
FLUOR CORP NEW               COM            343412102      134   3,150 SH                X         2,350            800
FULTON FINL CORP PA          COM            360271100      173  17,929 SH       X                 17,714            215
FULTON FINL CORP PA          COM            360271100      192  19,917 SH                X        19,917
GENERAL ELECTRIC CO          COM            369604103    5,236 363,134 SH       X                363,134
GENERAL ELECTRIC CO          COM            369604103      446  30,906 SH                X        27,202          3,704
GLAXOSMITHKLINE PLC          SPONSORED ADR  37733W105    3,623 106,513 SH       X                106,513
GLAXOSMITHKLINE PLC          SPONSORED ADR  37733W105      142   4,175 SH                X         3,475            700
GOLD FIELDS LTD NEW          SPONSORED ADR  38059T106    3,748 280,338 SH       X                280,338
GOLD FIELDS LTD NEW          SPONSORED ADR  38059T106      191  14,275 SH                X        11,475          2,800
GOLDCORP INC NEW             COM            380956409   10,371 236,506 SH       X                236,506
GOLDCORP INC NEW             COM            380956409      333   7,600 SH                X         5,800          1,800
INTEL CORP                   COM            458140100    5,853 300,901 SH       X                300,901

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
INTEL CORP                   COM            458140100      289  14,876 SH                X        12,269          2,607
INTERNATIONAL BUSINESS MACHS COM            459200101      341   2,765 SH       X                  2,765
INTERNATIONAL BUSINESS MACHS COM            459200101       88     710 SH                X           710
ISHARES INC                  MSCI JAPAN     464286848    6,586 715,923 SH       X                715,923
ISHARES INC                  MSCI JAPAN     464286848      149  16,229 SH                X         8,650          7,579
ISHARES TR INDEX             MSCI EAFE IDX  464287465      691  14,866 SH       X                 14,866
ISHARES TR INDEX             MSCI EAFE IDX  464287465      165   3,557 SH                X         3,467             90
JAPAN SMALLER CAPTLZTN FD IN COM            47109U104    1,271 152,360 SH       X                152,360
JAPAN SMALLER CAPTLZTN FD IN COM            47109U104       17   2,075 SH                X         2,075
JOHNSON & JOHNSON            COM            478160104    5,369  90,915 SH       X                 90,915
JOHNSON & JOHNSON            COM            478160104      669  11,333 SH                X        10,033          1,300
KELLOGG CO                   COM            487836108    4,242  84,325 SH       X                 84,325
KELLOGG CO                   COM            487836108      133   2,650 SH                X         2,150            500
KIMBERLY CLARK CORP          COM            494368103    3,967  65,435 SH       X                 65,435
KIMBERLY CLARK CORP          COM            494368103      131   2,165 SH                X         1,540            625
MARKET VECTORS ETF TR        AGRIBUS ETF    57060U605    2,939  81,125 SH       X                 81,125
MARKET VECTORS ETF TR        AGRIBUS ETF    57060U605       72   2,000 SH                X         2,000
MERCERSBURG FINL CORP        COM            58817A108      385  10,120 SH       X                 10,120
MERCK & CO INC NEW           COM            58933Y105    9,050 258,782 SH       X                258,782
MERCK & CO INC NEW           COM            58933Y105      377  10,786 SH                X         8,186          2,600
MICROSOFT CORP               COM            594918104    3,624 157,477 SH       X                157,477
MICROSOFT CORP               COM            594918104      346  15,019 SH                X        13,419          1,600
NEWMONT MINING CORP          COM            651639106   11,472 185,814 SH       X                185,814
NEWMONT MINING CORP          COM            651639106      409   6,632 SH                X         4,325          2,307
NIPPON TELEG & TEL CORP      SPONSORED ADR  654624105    6,641 326,513 SH       X                326,513
NIPPON TELEG & TEL CORP      SPONSORED ADR  654624105      268  13,175 SH                X        11,075          2,100
ORACLE CORP                  COM            68389X105    4,146 193,200 SH       X                193,200
ORACLE CORP                  COM            68389X105      355  16,524 SH                X        15,224          1,300
PPL CORP                     COM            69351T106      193   7,743 SH       X                  7,743
PPL CORP                     COM            69351T106      175   7,006 SH                X         5,606          1,400
PAYCHEX INC                  COM            704326107    3,374 129,903 SH       X                129,903
PAYCHEX INC                  COM            704326107      123   4,725 SH                X         3,250          1,475
PEPSICO INC                  COM            713448108    6,296 103,300 SH       X                103,300
PEPSICO INC                  COM            713448108      270   4,425 SH                X         3,500            925
PFIZER INC                   COM            717081103    5,926 415,599 SH       X                415,599
PFIZER INC                   COM            717081103      287  20,125 SH                X        15,475          4,650
PROCTER & GAMBLE CO          COM            742718109    6,400 106,710 SH       X                106,710
PROCTER & GAMBLE CO          COM            742718109      495   8,255 SH                X         7,255          1,000
ROYAL DUTCH SHELL PLC        SPON ADR B     780259107    1,983  41,075 SH       X                 41,075
ROYAL DUTCH SHELL PLC        SPON ADR B     780259107       99   2,051 SH                X         1,751            300
RYDEX ETF TRUST              S&P 500 EQ TRD 78355W106      639  16,895 SH       X                 16,895
RYDEX ETF TRUST              S&P 500 EQ TRD 78355W106       13     332 SH                X           332
SPDR S&P 500 ETF TR          TR UNIT        78462F103    5,389  52,207 SH       X                 52,207
SPDR S&P 500 ETF TR          TR UNIT        78462F103      203   1,967 SH                X         1,967
SPDR DOW JONES INDL AVRG ETF UT SER 1       78467X109      319   3,262 SH       X                  3,262
SHAW GROUP INC               COM            820280105    4,798 140,215 SH       X                140,215
SHAW GROUP INC               COM            820280105      200   5,850 SH                X         4,650          1,200
SOUTHERN CO                  COM            842587107    3,826 114,975 SH       X                114,975
SOUTHERN CO                  COM            842587107      159   4,775 SH                X         3,675          1,100
SUSQUEHANNA BANCSHARES INC P COM            869099101    2,162 259,540 SH       X                               259,540
SUSQUEHANNA BANCSHARES INC P COM            869099101       60   7,164 SH                X                        7,164
TEMPLETON EMERGING MKTS FD I COM            880191101    1,222  71,330 SH       X                 71,330
TEMPLETON EMERGING MKTS FD I COM            880191101        3     200 SH                X           200
TRAVELERS COMPANIES INC      COM            89417E109    3,786  76,875 SH       X                 76,875
TRAVELERS COMPANIES INC      COM            89417E109      174   3,525 SH                X         2,700            825
TYSON FOODS INC              CL A           902494103        5     300 SH       X                    300
TYSON FOODS INC              CL A           902494103      188  11,500 SH                X        10,000          1,500
UNITEDHEALTH GROUP INC       COM            91324P102    3,247 114,325 SH       X                114,325
UNITEDHEALTH GROUP INC       COM            91324P102      196   6,900 SH                X         5,600          1,300
VERIZON COMMUNICATIONS INC   COM            92343V104    8,235 293,911 SH       X                293,911

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
VERIZON COMMUNICATIONS INC   COM            92343V104      431  15,398 SH                X        12,998          2,400
VODAFONE GROUP PLC NEW       SPONS ADR NEW  92857W209    4,407 213,229 SH       X                213,229
VODAFONE GROUP PLC NEW       SPONS ADR NEW  92857W209      148   7,180 SH                X         5,780          1,400
WAL MART STORES INC          COM            931142103    4,898 101,903 SH       X                101,903
WAL MART STORES INC          COM            931142103      261   5,430 SH                X         4,430          1,000
WASTE MGMT INC DEL           COM            94106L109    5,312 169,760 SH       X                169,760
WASTE MGMT INC DEL           COM            94106L109      223   7,131 SH                X         5,575          1,556
FINAL TOTALS                                           268,456

FORM 13F INFORMATION TABLE ENTRY TOTAL 120